GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

9. GOODWILL AND INTANGIBLE ASSETS, NET

The changes in the carrying amount of goodwill were as follows:

	Search and Portal	Taxi	Yandex. Market	Classifieds	Media Services	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	$
Balance as of January 1, 2019
Gross amount of goodwill	2,228	43,682	—	5,188	2,140	53,238	—
Accumulated impairment loss	—	—	—	—	(576)	(576)	—
	2,228	43,682	—	5,188	1,564	52,662	—
Acquisitions (Note 3)	295	—	—	—	—	295	—
Impairment	—	(762)	—	—	—	(762)	—
Foreign currency translation adjustment	4	—	—	6	—	10	—

Balance as of December 31, 2019
Gross amount of goodwill	2,527	43,682	—	5,194	2,140	53,543	—
Accumulated impairment loss	—	(762)	—	—	(576)	(1,338)	—
	2,527	42,920	—	5,194	1,564	52,205	706.7
Acquisitions (Note 3)	192	42	51,836	—	—	52,070	704.7

Balance as of December 31, 2020
Gross amount of goodwill	2,719	43,724	51,836	5,194	2,140	105,613	1,429.6
Accumulated impairment loss	—	(762)	—	—	(576)	(1,338)	(18.1)
	2,719	42,962	51,836	5,194	1,564	104,275	1,411.5

As a rule, goodwill is non-deductible for income tax purposes for business combinations.

Intangible assets, net of amortization, as of December 31, 2019 and 2020 consisted of the following intangible assets:

	2019			2020
		Less:	Net		Less:	Net	Net
		Accumulated	carrying		Accumulated	carrying	carrying
	Cost	amortization	value	Cost	amortization	value	value
	RUB	RUB	RUB	RUB	RUB	RUB	$
Acquisition-related intangible assets:
Trade names and domain names	3,291	(1,233)	2,058	3,575	(1,796)	1,779	24.1
Customer relationships	6,108	(1,180)	4,928	10,651	(1,793)	8,858	119.9
Content and software	1,153	(832)	321	8,905	(1,445)	7,460	101.0
Supplier relationships	12	(12)	—	120	(18)	102	1.4
Workforce	276	(276)	—	276	(276)	—	—
Patents and licenses	52	(44)	8	52	(52)	—	—
Non-compete agreements	41	(40)	1	41	(41)	—	—
Total acquisition-related intangible assets:	10,933	(3,617)	7,316	23,620	(5,421)	18,199	246.4
Other intangible assets:
Technologies and licenses	7,316	(4,839)	2,477	7,709	(4,840)	2,869	38.8
Assets not yet in use	572	—	572	774	—	774	10.5
Total other intangible assets:	7,888	(4,839)	3,049	8,483	(4,840)	3,643	49.3
Total intangible assets	18,821	(8,456)	10,365	32,103	(10,261)	21,842	295.7

Amortization expenses of acquisition-related intangible assets for the years ended December 31, 2018, 2019 and 2020 were RUB 1,007, RUB 1,179 and RUB 1,924 ($26.1) respectively.

Trade names and domain names in the amount of RUB 2,115 and customer relationships in the amount of RUB 5,142 represent intangible assets acquired in 2018 under the transaction with Uber (Note 3).

Amortization expenses of other intangible assets for the years ended December 31, 2018, 2019 and 2020 were RUB 1,297, RUB 1,434 and RUB 1,901 ($25.7), respectively.

Estimated amortization expense over the next five years and thereafter for intangible assets subject to amortization as of December 31, 2020 is as follows:

	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2021	2,872	1,109	3,981	53.9
2022	2,732	941	3,673	49.7
2023	2,511	523	3,034	41.1
2024	2,431	236	2,667	36.1
2025	2,018	60	2,078	28.1
Thereafter	5,635	—	5,635	76.3
Total	18,199	2,869	21,068	285.2